Fair value measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Fair Value Disclosures [Abstract]
Summary of carrying amounts and fair values of financial instruments

The following table presents the carrying amounts and fair values of the Company’s financial instruments as of March 31, 2023 and December 31, 2022:

	March 31,2023		December 31, 2022
(in thousands)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Derivative instruments - commodity derivatives	$16,608	$16,608	$10,089	$10,089

Liabilities:
Derivative instruments - common stock warrants	$6,624	$6,624	$11,902	$11,902
Revolving credit facilities	$25,000	$25,000	$—	$—
Derivative instruments - commodity derivatives	$13	$13	$431	$431

	December 31, 2022		December 31, 2021
(in thousands)	Carrying Value	Fair Value	Carrying Value	Fair Value
Assets:
Derivative instruments - commodity derivatives	$10,089	$10,089	$465	$465

Liabilities:
Derivative instruments - common stock warrants	$11,902	$11,902	$—	$—
Revolving credit facilities	$—	$—	$51,100	$51,100
Derivative instruments - commodity derivatives	$431	$431	$7,920	$7,920

Summary of net derivative asset (liability) measured at fair value

	March 31, 2023
	Fair Value Measurement Using
					Gross Amounts	Net Fair Value
					Offset in the	Presented in the
					Condensed	Condensed
				Total Fair	Consolidated	Consolidated
(in thousands)	Level 1	Level 2	Level 3	Value	Balance Sheet	Balance Sheet
Assets (at fair value):
Commodity derivatives – current portion	$—	$18,941	$—	$18,941	$(2,333)	$16,608
Liabilities (at fair value):
Commodity derivatives – current portion	—	(2,346)	—	(2,346)	2,333	(13)
Warrant liability – noncurrent portion	(6,624)	—	—	(6,624)	—	—
Net derivative instruments	$(6,624)	$16,595	$—	$9,971	$—	$16,595

	December 31, 2022
	Fair Value Measurement Using
					Gross Amounts	Net Fair Value
					Offset in the	Presented in the
					Condensed	Condensed
				Total Fair	Consolidated	Consolidated
(in thousands)	Level 1	Level 2	Level 3	Value	Balance Sheet	Balance Sheet
Assets (at fair value):
Commodity derivatives – current portion	$—	$20,197	$—	$20,197	$(10,108)	$10,089
Liabilities (at fair value):
Commodity derivatives – current portion	—	(10,539)	—	(10,539)	10,108	(431)
Warrant liability - noncurrent portion	(11,902)	—	—	(11,902)	—	—
Net derivative instruments	$(11,902)	$9,658	$—	$(2,244)	$—	$9,658

	Year Ended December 31, 2022
	Fair Value Measurement Using
					Gross Amounts	Net Fair Value
					Offset in the	Presented in the
				Total Fair	Consolidated	Consolidated
(in thousands)	Level 1	Level 2	Level 3	Value	Balance Sheet	Balance Sheet
Assets (at fair value):
Commodity derivatives – current portion	$—	$20,197	$—	$20,197	$(10,108)	$10,089
Liabilities (at fair value):
Commodity derivatives – current portion	—	(10,539)	—	(10,539)	10,108	(431)
Warrant liability – noncurrent portion	(11,902)	—	—	(11,902)	—	—
Net derivative instruments	$(11,902)	$9,658	$—	$(2,244)	$—	$9,658

	Year Ended December 31, 2021
	Fair Value Measurement Using
					Gross Amounts	Net Fair Value
					Offset in the	Presented in the
				Total Fair	Consolidated	Consolidated
(in thousands)	Level 1	Level 2	Level 3	Value	Balance Sheet	Balance Sheet
Assets (at fair value):
Commodity derivatives – current portion	$—	$4,821	$—	$4,821	$(4,387)	$434
Commodity derivatives – noncurrent portion	—	2,147	—	2,147	(2,116)	31
Liabilities (at fair value):
Commodity derivatives – current portion	—	(11,649)	—	(11,649)	4,386	(7,263)
Commodity derivatives – noncurrent portion	—	(2,774)	—	(2,774)	2,117	(657)
Net derivative instruments	$—	$(7,455)	$—	$(7,455)	$—	$(7,455)